Stock Options (Details Narrative) - USD ($)		12 Months Ended
	Oct. 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 07, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			1,031,000	947,184	1,995,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			7 years 1 month 9 days	6 years 3 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number			567,581	723,431
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			5 years 6 months 21 days	5 years 3 months 7 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number						692,153
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price						$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	common stock equal to 10% of the number of shares of common stock of OneMedNet following the Business Combination for issuance thereunder
Share-Based Payment Arrangement, Expense			$ 45,584	$ 47,071
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 75,987
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		612,720
Employees Directors and Consultants [Member] | New Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					3,000,000
Shares Issued, Price Per Share					$ 1
Employees Directors and Consultants [Member] | New Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					4 years